INVENTORIES	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
INVENTORIES
INVENTORIES

NOTE C — INVENTORIES

Inventories consist of the following:

	June 30,	September 30,
	2025	2024
	(unaudited)
Raw materials	$101,537	$75,141
Work-in-progress	233,650	221,250
Finished goods	3,536	136,334
Total	$338,723	$432,725

NOTE D – INVENTORIES

Inventories consist of the following at September 30, 2024 and 2023:

	2024	2023
Raw materials	$81,008	$212,079
Work in progress	221,250	19,859
Finished goods	136,334	98,089
Total	$438,592	$330,027